INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited


Month ended
                                                                     30-Sep-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

The assets within the Trust continue to exhibit exceptionally strong performance in the month. The 3 month plus arrears have fallen to 0.39% by balance, this continues to remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at
(GBP)8.2mm cumulative over 6 years are easily absorbed by the current month's excess spread.

Next trust determination date                                        1-Oct-07

Next trust distribution date                                         9-Oct-07
(6 business days from determination date)


Mortgage Loans

--------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                        454,630

Current Balance - Trust Mortgage Assets                     (GBP)53,411,988,959

Current Balance - Trust Cash and other Assets                (GBP)1,448,608,338

Last Months Closing Trust Assets                            (GBP)49,488,499,255

Funding share                                               (GBP)10,053,960,773

Funding 2 share                                             (GBP)37,088,540,833

Funding and Funding 2 share                                 (GBP)47,142,501,606

Funding and Funding 2 Share Percentage                                    85.93%

Seller Share*                                                (GBP)6,365,363,206

Seller Share Percentage                                                   14.07%

Minimum Seller Share (Amount)*                               (GBP)4,034,959,254

Minimum Seller Share (% of Total)                                          7.35%

Funding Bank Balance - Principal element of Balance            (GBP)513,395,140

Funding 2 Bank Balance - Principal element of Balance        (GBP)1,603,852,642

Excess Spread last quarter annualised (% of Total)                         0.31%
--------------------------------------------------------------------------------

* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans


-------------------------------------------------------------------------------------------------
                                    Principal       Arrears
                      Number            (GBP)         (GBP)    By number (%)    By Principal (%)
> = 1 < 2 Months       6,300      748,108,035     5,221,616            1.39%               1.40%

> = 2 < 3 Months       1,853      208,715,440     2,858,141            0.41%               0.39%

> = 3 < 4 Months         562       62,192,053     1,181,454            0.12%               0.12%

> = 4 < 5 Months         333       36,887,178       838,070            0.07%               0.07%

> = 5 < 6 Months         309       34,138,078     1,048,135            0.07%               0.06%

> = 6 < 7 Months         171       19,097,913       673,480            0.04%               0.04%

> = 7 < 8 Months         182       18,730,962       759,526            0.04%               0.04%

> = 8 < 9 Months         119       12,378,761       556,363            0.03%               0.02%

> = 9 < 10 Months        135       15,589,672       842,216            0.03%               0.03%

> = 10 < 11 Months        55        5,849,957       333,188            0.01%               0.01%

> = 11 < 12 Months        59        5,892,286       393,065            0.01%               0.01%

> = 12                    22        2,645,361       167,246            0.00%               0.00%

Total                 10,100    1,170,225,696    14,872,500            2.22%               2.19%
-------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal                    Arrears
                                                          Number                     (GBP)                      (GBP)

Total (since inception)                                     3340               316,744,027                 18,223,965
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Properties in Possession                                                                                          912

Number Brought Forward                                                                                            723

Repossessed (Current Month)                                                                                       189

Sold (since inception)                                                                                           2428

Sold (current month)                                                                                              103

Sale Price / Last Loan Valuation                                                                                  104

Average Time from Possession to Sale (days)                                                                       150

Average Arrears at Sale                                                                                    (GBP)4,796

Total Principal Loss (Since inception)                                                                 (GBP)8,176,581

Total Principal Loss (current month)                                                                     (GBP)388,611

Number of accounts experiencing a loss since inception                                                            653

Ratio of aggregate net losses to average portfolio balance                                                    0.00015

Average loss on accounts experiencing a loss                                                              (GBP)12,522

MIG Claims Submitted                                                                                               17

MIG Claims Outstanding                                                                                              1

Average Time from Claim to Payment                                                                                 86
---------------------------------------------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month


Substitution

---------------------------------------------------------------------------------------------------------------------
                                                                                                            Principal
                                                                                    Number                      (GBP)
Substituted this period                                                             54,042         (GBP)7,992,497,172

Substituted to date (since 26 March 2001)                                        1,063,063       (GBP)127,927,477,109
---------------------------------------------------------------------------------------------------------------------

CPR Analysis

---------------------------------------------------------------------------------------------------------------------
                                                                                                             % of CPR

Current Month % of CPR - Removals*                                                                             54.40%

Previous Month % of CPR - Removals*                                                                            55.40%

Current Month % of CPR - Non-Removals**                                                                        45.60%

Previous Month % of CPR - Non-Removals**                                                                       44.60%
---------------------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g.
Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

---------------------------------------------------------------------------------------------------------------------
                                                                                   Monthly                 Annualised

Current Month CPR Rate - Total                                                       4.98%                     45.82%

Previous Month CPR Rate - Total                                                      4.35%                     41.36%
---------------------------------------------------------------------------------------------------------------------

Key pool statistics

---------------------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                                                    25.41

Weighted Average Remaining Term (by value) Years                                                                21.83

Average Loan Size                                                                                        (GBP)117,485

Weighted Average LTV (by value)                                                                                77.66%

Weighted Average Indexed LTV (by value)                                                                        67.82%

Non Verified (by value)                                                                                        44.35%
---------------------------------------------------------------------------------------------------------------------

Product Breakdown

---------------------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                                        59.31%

Together (by balance)                                                                                          29.07%

Capped (by balance)                                                                                             0.06%

Variable (by balance)                                                                                           7.22%

Tracker (by balance)                                                                                            4.34%

Total                                                                                                          100.0%
---------------------------------------------------------------------------------------------------------------------

Geographic Analysis

---------------------------------------------------------------------------
                        Number   % of Total        Value (GBP)   % of Total

East Anglia             10,272        2.26%      1,205,922,271        2.26%

East Midlands           33,777        7.43%      3,558,347,967        6.66%

Greater London          53,762       11.83%      9,990,931,168       18.71%

North                   38,724        8.52%      3,082,852,139        5.77%

North West              56,588       12.45%      5,479,428,528       10.26%

Scotland                59,778       13.15%      4,984,859,193        9.33%

South East              72,785       16.01%     11,092,485,382       20.77%

South West              33,789        7.43%      4,440,832,126        8.31%

Wales                   18,513        4.07%      1,828,579,333        3.42%

West Midlands           32,020        7.04%      3,542,407,942        6.63%

Yorkshire               44,622        9.82%      4,205,342,907        7.87%

Total                  454,630         100%     53,411,988,959         100%
---------------------------------------------------------------------------

LTV Levels Breakdown

------------------------------------------------------------
                        Number      Value (GBP)   % of Total

0% < 25%                21,808      824,829,879        1.54%

> = 25% < 50%           56,503    4,756,842,443        8.91%

> = 50% < 55%           16,114    1,755,585,773        3.29%

> = 55% < 60%           17,658    2,042,948,854        3.82%

> = 60% < 65%           19,496    2,394,919,790        4.48%

> = 65% < 70%           22,907    2,914,724,911        5.46%

> = 70% < 75%           26,317    3,551,480,164        6.65%

> = 75% < 80%           30,133    4,286,936,429        8.03%

> = 80% < 85%           43,538    6,308,784,386       11.81%

> = 85% < 90%           62,599    8,306,728,353       15.55%

> = 90% < 95%           92,702   10,789,817,033       20.20%

> = 95% < 100%          42,388    5,215,406,387        9.76%

> = 100%                 2,467      262,984,556        0.49%

Total                  454,630   53,411,988,959       100.0%
------------------------------------------------------------

Repayment Method

------------------------------------------------------------
                        Number      Value (GBP)   % of Total

Endowment               31,985    4,482,978,745        8.39%

Interest Only          105,205   16,851,807,470       31.55%

Pension Policy             318       30,293,754        0.06%

Personal Equity Plan       579       38,599,902        0.07%

Repayment              316,543   32,008,309,089       59.93%

Total                  454,630   53,411,988,959      100.00%
------------------------------------------------------------

Employment Status

------------------------------------------------------------
                        Number      Value (GBP)   % of Total

Full Time              383,460   42,570,295,495       79.70%

Part Time                5,781      465,971,596        0.87%

Retired                  3,442      214,380,613        0.40%

Self Employed           56,448    9,713,079,683       18.19%

Other                    5,499      448,261,572        0.84%

Total                  454,630   53,411,988,959      100.00%
------------------------------------------------------------


------------------------------------------------------------
NR Current Existing Borrowers' SVR                     7.84%

Effective Date of Change                       1 August 2007
------------------------------------------------------------


Main parties to the structure

Northern Rock plc             Citibank NA                   The Bank of New York

Seller                        Agent bank                    Security trustee
Administrator                 Common depositary             Note trustee
Cash Manager                  Principal paying agent
Basis swap provider           Registrar
Start up loan provider        US Paying Agent
Account bank


Ratings
          Short term    Long term     Short term     Long term    Short term     Long term
S&P       A1            A-            A1+            AA           A-1+           AA-
Moodys    P-1           Aa3           P-1            Aa1          P-1            Aa2
Fitch     F1            A-            F1+            AA+          F1+            AA-



---------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
                            Principal
                             Received             Funding            Funding 2               Seller

Month              (GBP)2,363,360,941    (GBP)285,587,197     (GBP)727,542,247   (GBP)1,350,231,497

---------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                         Revenue                              Receipts    Administration           Available
                        Received     GIC Interest            sub-total               fee             revenue
Month           (GBP)244,837,846    (GBP)8,338,470     (GBP)253,176,316    (GBP)3,163,685    (GBP)250,012,631

------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
Trustee Revenue Distribution

                                         Funding                     Funding 2                       Seller
Month                            (GBP)51,155,309              (GBP)169,619,744              (GBP)29,237,578

------------------------------------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc).

Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.


Granite Master Issuer Waterfall 20 September 2007

Distribution of Issuer Available Revenue Receipts                             Total
Issuer available revenue receipts from Funding2                         194,465,893
Issuer available revenue receipts - Issuers Revenue Ledger                5,051,867
Issuer available reserve fund                                           507,860,050

                                                                        707,377,810

Issuer required revenue receipts                                        194,465,893

3rd party creditors                                                               0
Issuer cash manager                                                          50,411
Amounts due to the  A notes and A swap providers                        157,204,115
Amounts due to the  B notes and B note swap providers                     6,321,548
Amounts due to the  M notes and M note swap providers                     6,528,995
Amounts due to the  C notes and C note swap providers                     7,965,508
Interest due on start-up loan (from Northern Rock plc)                    2,399,934
Principal due on start-up loan                                           16,537,701
To fund issuer reserve fund                                             505,205,893
To fund funding reserve fund                                              2,654,157
To fund Series 05-2,05-3,05-4,06-1,06-2, 06-3 and 07-2 Payment Date       2,509,547

Excess of available revenue receipts over required receipts              16,537,701


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

            o     an insolvency event occurs in relation to the seller;

            o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

            o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)37 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by
(GBP)37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

            o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

            o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or

            o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

            o     the principal balance of mortgages in arrears is greater than
                  4%

            o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

            o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings

There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes                   Granite Mortgages 01-1 plc

-------------------------------------------------------------------------------------------------------------------------------
                                  Brought                            Rating            Reference                       Expected
          ISIN                    forward  Repaid       Outstanding  Moodys/S&P/Fitch       Rate  Margin  Pool factor  Maturity

Series 1
A1        US387413 AA59                        $0                $0  Aaa/AAA/AAA             N/A   0.12%            0  N/A

A2        US387413 AB33       $65,000,000      $0       $65,000,000  Aaa/AAA/AAA           5.57%   0.21%      0.08844  Jan-08

B         US387413 AC16       $24,500,000      $0       $24,500,000  Aa2/AA+/AA+           5.76%   0.40%     0.490000  Jan-08

C         US387413 AD98       $32,500,000      $0       $32,500,000  Baa1/A-/A-            6.76%   1.40%      0.48148  Jan-08

Series 2

A         XS0126890390   (GBP)350,000,000  (GBP)0  (GBP)350,000,000  Aaa/AAA/AAA           6.28%   0.24%      1.00000  Jan-08

B         XS0126890473    (GBP)10,000,000  (GBP)0   (GBP)10,000,000  Aa1/AA+/AA+           6.44%   0.40%      1.00000  Jan-08

C         XS0126890556    (GBP)15,000,000  (GBP)0   (GBP)15,000,000  A3/A-/A-              7.44%   1.40%      1.00000  Jan-08
-------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

----------------------------------------------------------------------------------------------------
                                                                                          % of Notes
                                                                                         Outstanding
Class B Notes ((GBP) Equivalent)                                      (GBP)26,829,235          5.85%

Class C Notes ((GBP) Equivalent)                                      (GBP)37,324,495          8.14%
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement                       (GBP)20,000,000          0.20%

Balance Brought Forward                                               (GBP)20,000,000          0.20%

Drawings this Period                                                           (GBP)0          0.00%

Excess Spread this Period                                                (GBP)913,317          0.01%

Funding Reserve Fund Top-up this Period*                                -(GBP)913,317         -0.01%

Current Balance                                                       (GBP)20,000,000          0.20%
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                              (GBP)108,699,983          1.08%

Excess spread this period                                             (GBP)10,180,110          0.10%

Repayment of start up loan interest                                  -(GBP)13,197,534         -0.13%

Funding reserve Balance carried forward                              (GBP)105,682,559          1.05%

Funding Reserve %                                                                1.0%             NA
----------------------------------------------------------------------------------------------------


Notes                   Granite Mortgages 01-2 plc

--------------------------------------------------------------------------------------------------------------------
                           Brought                        Rating            Reference                       Expected
          ISIN             forward   Repaid  Outstanding  Moodys/S&P/Fitch       Rate  Margin  Pool factor  Maturity
Series 1

A         US38741PAA66          $0       $0           $0  Aaa/AAA/AAA           5.59%   0.23%            0  Oct-06

B         Number         Principal  Arrears           $0  Aa1/AA+/AA+           5.76%   0.40%            0  Oct-06
                             (GBP)    (GBP)

C         US38741PAC23          $0       $0           $0  Baa1/A-/A-            6.74%  1.375%            0  Oct-06


Series 2

A         XS0134454510      (GBP)0   (GBP)0       (GBP)0  Aaa/AAA/AAA           6.29%   0.25%      0.00000  Oct-06

B         XS0134454866      (GBP)0   (GBP)0       (GBP)0  Aa1/AA+/AA+           6.46%   0.42%      0.00000  Oct-06

C         XS0134455590      (GBP)0   (GBP)0       (GBP)0  Baa1/A-/A-            7.44%   1.40%      0.00000  Oct-06

D         XS0134456218      (GBP)0   (GBP)0       (GBP)0  Baa3/BB+/BBB+        10.64%   4.60%     0.000000  Oct-06
--------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------------------------
                                                                                              % of Notes
                                                                                             Outstanding
Class B Notes ((GBP) Equivalent)                                                (GBP)0             0.00%

Class C Notes ((GBP) Equivalent)                                                (GBP)0             0.00%

Class D Notes                                                                   (GBP)0             0.00%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement                                 (GBP)0             0.00%

Balance Brought Forward                                                         (GBP)0             0.00%

Drawings this Period                                                            (GBP)0             0.00%

Excess Spread this Period                                                       (GBP)0             0.00%

Funding Reserve Fund Top-up this Period*                                        (GBP)0             0.00%

Pay Down of Reserve Fund                                                        (GBP)0             0.00%

Current Balance                                                                 (GBP)0             0.00%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                   Principal            Arrears
                                                               GBP)              (GBP)             1.08%
Excess spread this period                                              (GBP)10,180,110             0.10%

Repayment of start up loan interest                                   -(GBP)13,197,534            -0.13%

Funding reserve Balance carried forward                               (GBP)105,682,559             1.05%

Funding Reserve %                                                                 1.0%                NA
--------------------------------------------------------------------------------------------------------


Notes                   Granite Mortgages 02-1 plc

--------------------------------------------------------------------------------------------------------------------
                         Brought                        Rating            Reference                         Expected
          ISIN           forward   Repaid  Outstanding  Moodys/S&P/Fitch       Rate    Margin  Pool factor  Maturity

Series 1
A1        US38741NAA19        $0       $0           $0  Aaa/AAA/AAA             N/A     0.10%     0.000000  N/A

A2        US38741NAB91        $0       $0           $0  Aaa/AAA/AAA           5.52%     0.16%            0  Apr 07

B         US38741NAD57        $0       $0           $0  Aa2/AA+/AA+           5.69%     0.33%     0.000000  Apr 07

C         US38741NAC64        $0       $0           $0  Baa1/A-/BBB+          6.66%     1.30%     0.000000  Apr 07

Series 2

A         XS0144804712    (GBP)0   (GBP)0       (GBP)0  Aaa/AAA/AAA           6.24%     0.20%     0.000000  Apr 07

B         XS0144805958    (GBP)0   (GBP)0       (GBP)0  Aa1/AA+/AA+           6.39%     0.35%     0.000000  Apr 07

C         XS0144806253    (GBP)0   (GBP)0       (GBP)0  Baa1/A-/BBB+          7.34%     1.30%     0.000000  Apr 07

D         XS0144806501    (GBP)0   (GBP)0       (GBP)0  Baa3/BB+/BBB         10.54%     4.50%     0.000000  Oct 06

Series 3
                                             Principal
                                                 (GBP)                               Fixed to
A         XS0144807657   (euro)0  (euro)0      (euro)0  Aaa/AAA/AAA           5.15%     04/07     0.000000  Apr 07

B         XS0144807491   (euro)0  (euro)0      (euro)0  Aa1/AA+/AA+           4.57%     0.35%     0.000000  Apr 07

C         XS0144807814   (euro)0  (euro)0      (euro)0  Baa1/A-/BBB+          5.52%     1.30%     0.000000  Apr 07
--------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                             (GBP)0        0.00%

Class C Notes ((GBP) Equivalent)                             (GBP)0        0.00%

Class D Notes                                                (GBP)0        0.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement              (GBP)0        0.00%

Balance Brought Forward                                      (GBP)0        0.00%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Perod                                     (GBP)0        0.00%

Funding Reserve Fund Top-up this Period*                     (GBP)0        0.00%

Pay Down of Reserve Fund                                     (GBP)0        0.00%

Current Balance                                              (GBP)0        0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------




Notes                   Granite Mortgages 02-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                   Brought                                Rating            Reference                       Expected
          ISIN                     forward    Repaid         Outstanding  Moodys/S&P/Fitch       Rate  Margin  Pool factor  Maturity

Series 1
A1        US38741RAA23                  $0        $0                  $0  Aaa/AAA/AAA             N/A   0.11%     0.000000  N/A

A2        US38741RAB06        $230,000,000        $0        $230,000,000  Aaa/AAA/AAA           5.54%   0.18%     0.200000  Jan 08

B         US38741RAC88         $47,500,000        $0         $47,500,000  Aa2/AA+/AA+           5.73%   0.37%     0.791670  Jan 08

C         US38741RAD61         $70,000,000        $0         $70,000,000  Baa1/A-/A-            6.61%   1.25%     0.795450  Jan 08

Series 2

A         XS0153568638   (euro)220,000,000  (euro) 0  (euro) 220,000,000  Aaa/AAA/AAA           4.41%   0.19%     0.200000  Jan 08

B         XS0153568984    (euro)32,500,000  (euro) 0   (euro) 32,500,000  Aa2/AA+/AA+           4.59%   0.37%     0.792680  Jan 08

C         XS0153569289    (euro)42,500,000  (euro) 0   (euro) 42,500,000  Baa1/A-/A-            5.47%   1.25%     0.801890  Jan 08

Series 3

A         XS0153569792    (GBP)665,000,000    (GBP)0    (GBP)665,000,000  Aaa/AAA/AAA           6.23%   0.19%     1.000000  Jan 08

B         XS0153569875     (GBP)25,000,000    (GBP)0     (GBP)25,000,000  Aa1/AA+/AA+           6.41%   0.37%     1.000000  Jan 08

C         XS0153569958     (GBP)33,000,000    (GBP)0     (GBP)33,000,000  A3/A-/A-              7.29%   1.25%     1.000000  Jan 08
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                    (GBP)76,544,793        6.73%

Class C Notes ((GBP) Equivalent)                   (GBP)105,524,609        9.28%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement     (GBP)39,000,000        0.39%

Balance Brought Forward                             (GBP)39,000,000        0.39%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)2,321,121        0.02%

Funding Reserve Fund Top-up this Period*            -(GBP)2,321,121       -0.02%

Current Balance                                     (GBP)39,000,000        0.39%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------


Notes                   Granite Mortgages 03-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                   Brought                              Rating            Reference                        Expected
          ISIN                     forward   Repaid        Outstanding  Moodys/S&P/Fitch       Rate  Margin   Pool factor  maturity

Series 1
A1        US38741TAA88                  $0                          $0  P-1/A-1+/F1+            N/A  -0.01%      0.000000  N/A

A2        US38741TAB61        $152,136,060       $0       $152,136,060  Aaa/AAA/AAA           5.55%   0.19%       0.12419  Apr 08

A3**      US38741TAC45         $37,257,811       $0        $37,257,811  Aaa/AAA/AAA             N/A   0.40%       0.12419  Apr 08

B         US38741TAD28         $42,000,000       $0        $42,000,000  Aa2/AA+/AA+           5.79%   0.43%      1.000000  Apr 08

C         US38741TAE01         $56,000,000       $0        $56,000,000  Baa2/A-/A-            6.81%   1.45%      1.000000  Apr 08

Series 2

A         XS0160702113   (euro)900,000,000  (euro)0  (euro)900,000,000  Aaa/AAA/AAA           4.46%   0.24%      1.000000  Apr 08

B         XS0160702204    (euro)62,000,000  (euro)0   (euro)62,000,000  Aa2/AA+/AA+           4.65%   0.43%      1.000000  Apr 08

C         XS0160702386    (euro)94,500,000  (euro)0   (euro)94,500,000  Baa2/A-/A-            5.67%   1.45%      1.000000  Apr 08

Series 3

A         XS0160703434    (GBP)665,000,000   (GBP)0   (GBP)665,000,000  Aaa/AAA/AAA           6.28%   0.24%      1.000000  Apr 08

B         XS0160703608     (GBP)31,000,000   (GBP)0    (GBP)31,000,000  Aa2/AA+/AA+           6.47%   0.43%      1.000000  Apr 08

C         XS0160703780     (GBP)41,000,000   (GBP)0    (GBP)41,000,000  Baa2/A-/A-            7.49%   1.45%      1.000000  Apr 08
------------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.
Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding

Class B Notes ((GBP) Equivalent)                    (GBP)97,837,647        6.07%

Class C Notes ((GBP) Equivalent)                   (GBP)137,914,263        8.56%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement     (GBP)45,000,000        0.45%

Balance Brought Forward                             (GBP)45,000,000        0.45%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)3,191,914        0.03%

Funding Reserve Fund Top-up this Period*            -(GBP)3,191,914       -0.03%

Current Balance                                     (GBP)45,000,000        0.45%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------


Notes                   Granite Mortgages 03-2 plc

---------------------------------------------------------------------------------------------------------------------------------
                                                                         Rating
                                  Brought                                Moodys/      Reference                    Pool  Expected
          ISIN                    forward     Repaid        Outstanding  S&P/Fitch         Rate       Margin     factor  maturity

Series 1
          Revenue                                        Administration  Available
A1        Received                     $0         $0                fee  revenue            N/A        0.08%   0.000000  N/A

A2        US38741QAB23                 $0         $0                 $0  Aaa/AAA/AAA      5.52%        0.16%          0  Jul 07

A3        US38741QAC06       $477,445,547         $0       $477,445,547  Aaa/AAA/AAA      5.61%        0.25%   0.954891  Jul 10

B         US38741QAD88        $73,049,169         $0        $73,049,169  Aa1/AA+/AA+      5.85%        0.49%   0.954891  Jul 10

C         US38741QAE61        $10,026,356         $0        $10,026,356  Baa1/A-/A-       6.91%        1.55%   0.954891  Jul 10

Series 2

A         XS0168665718  (euro)286,467,328    (euro)0  (euro)286,467,328  Aaa/AAA/AAA      4.47%        0.25%   0.572935  Jul 10

B         XS0168666013   (euro)69,611,561    (euro)0   (euro)69,611,561  Aa1/AA+/AA+      4.71%        0.49%   0.139223  Jul 10

M         XS0168771748   (euro)49,940,804    (euro)0   (euro)49,940,804  Aa3/A+/AA        4.97%        0.75%   0.099882  Jul 10

                                                                                                 Fixed until
C1        XS0168666104   (euro)16,000,000    (euro)0   (euro)16,000,000  Baa1/A-/A-       5.20%        07/10   0.032000  Jul 10

C2        XS0168666443   (euro)62,545,367    (euro)0   (euro)62,545,367  Baa1/A-/A-       5.77%        1.55%   0.125091  Jul 10

Series 3

                                                                                                 Fixed until
A         XS0168666526   (GBP)352,280,000  (GBP)0.00   (GBP)352,280,000  Aaa/AAA/AAA     4.625%        07/10  11.363871  Jul 10

C         XS0168666872    (GBP)14,323,366  (GBP)0.00    (GBP)14,323,366  Baa1/A-/A-       7.59%        1.55%   0.349350  Jul 10
---------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement
--------------------------------------------------------------------------------
                                                                      % of Notes    All of the notes issued by Granite Mortgages
                                                                     Outstanding    04-2 plc may be redeemed on the payment date
                                                                                    falling in June 2008 and any payment date
Class B and M Notes ((GBP) Equivalent)             (GBP)130,868,225       12.33%    thereafter if the New Basel Capital Accord
                                                                                    has been implemented in the United Kingdom.
Class C Notes ((GBP) Equivalent)                    (GBP)76,687,714        7.22%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement     (GBP)35,000,000        0.35%

Balance Brought Forward                             (GBP)35,000,000        0.35%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)1,345,433        0.01%

Funding Reserve Fund Top-up this Period*            -(GBP)1,345,433       -0.01%

Current Balance                                     (GBP)35,000,000        0.35%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.



Notes                   Granite Mortgages 03-3 plc

--------------------------------------------------------------------------------------------------------------------------------
                                  Brought                             Rating            Reference                       Expected
          ISIN                    forward   Repaid       Outstanding  Moodys/S&P/Fitch       Rate  Margin  Pool factor  maturity

Series 1
A1        US38741UAA51                 $0       $0                $0  Aaa/AAA/AAA             N/A   0.08%     0.000000  N/A

A2        US38741UAB35                 $0       $0                $0  Aaa/AAA/AAA           5.48%   0.12%            0  Apr 06

A3        US38741UAC18       $270,497,713       $0      $270,497,713  Aaa/AAA/AAA           5.56%   0.20%     0.540995  Jan 09

B         US38741UAD90        $72,000,000       $0       $72,000,000  Aa1/AA+/AA+           5.81%   0.45%     1.000000  Jan 09

M         US38741UAE73        $27,000,000       $0       $27,000,000  Aa3/A+/AA             6.06%   0.70%     1.000000  Jan 09

C         US38741UAF49        $50,000,000       $0       $50,000,000  Baa1/A-/BBB+          6.81%   1.45%     1.000000  Jan 09

Series 2

A         XS0176409927  (euro)346,237,075  (euro)0  (GBP)346,237,075  Aaa/AAA/AAA           6.23%   0.19%     0.540995  Jan 09

B         XS0176410180   (euro)23,000,000  (euro)0   (GBP)23,000,000  Aa1/AA+/AA+           6.49%   0.45%     1.000000  Jan 09

M         XS0176410347    (euro)7,500,000  (euro)0    (GBP)7,500,000  Aa3/A+/AA             6.74%   0.70%     1.000000  Jan 09

C         XS0176410420   (euro)55,000,000  (euro)0   (GBP)55,000,000  Baa1/A-/BBB+          7.49%   1.45%     1.000000  Jan 09

Series 3

A         XS0176410693   (GBP)340,000,000   (GBP)0  (GBP)340,000,000  Aaa/AAA/AAA           4.41%   0.19%     1.000000  Jan 09

B         XS0176410776    (GBP)28,500,000   (GBP)0   (GBP)28,500,000  Aa1/AA+/AA+           4.67%   0.45%     1.000000  Jan 09

M         XS0176410859    (GBP)11,500,000   (GBP)0   (GBP)11,500,000  Aa3/A+/AA             4.92%   0.70%     1.000000  Jan 09

C         XS0176411071     (GBP)7,500,000   (GBP)0    (GBP)7,500,000  Baa1/A-/BBB+          5.67%   1.45%     1.000000  Jan 09
--------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement
--------------------------------------------------------------------------------
                                                                      % of Notes    All of the notes issued by Granite Mortgages
                                                                     Outstanding    04-2 plc may be redeemed on the payment date
                                                                                    falling in June 2008 and any payment date
Class B and M Notes ((GBP) Equivalent)             (GBP)122,676,687       31.66%    thereafter if the New Basel Capital Accord
                                                                                    has been implemented in the United Kingdom.
Class C Notes ((GBP) Equivalent)                    (GBP)76,908,644       19.85%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement     (GBP)33,400,000        0.33%

Balance Brought Forward                             (GBP)33,400,000        0.33%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)1,786,426        0.02%

Funding Reserve Fund Top-up this Period*            -(GBP)1,786,426       -0.02%

Current Balance                                     (GBP)33,400,000        0.33%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------



Notes                   Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Rating
                                  Brought                                       Moodys/       Reference               Pool  Expected
          ISIN                    forward            Repaid        Outstanding  S&P/Fitch          Rate  Margin     factor  maturity

Series 1
A1        US38741VAA35                 $0                $0                 $0  P-1/A-1+/F1+        N/A  -0.04%   0.000000  N/A

A2        US38741VAB18                 $0                $0                 $0  Aaa/AAA/AAA       5.66%   0.07%   0.000000  Mar 06

B         US38741VAC90                 $0                $0                 $0  Aa2/AA+/AA+       5.80%   0.21%   0.000000  Jun 06

M         US38741VAE56                 $0                $0                 $0  Aa3/A+/AA         6.00%   0.41%   0.000000  Jun 06

C         US38741VAD73                 $0                $0                 $0  A2/A-/BBB+        6.49%   0.90%   0.000000  Jun 06

Series 2

A1        US38741VAF22       $934,000,000       $66,000,000       $868,000,000  Aaa/AAA/AAA       5.75%   0.16%   0.732489  Mar 09

A2        XS0184562816  (euro)700,000,000  (euro)37,000,000  (euro)663,000,000  Aaa/AAA/AAA       4.89%   0.16%   0.736667  Mar 09

B         XS0184563111   (euro)91,000,000           (euro)0   (euro)91,000,000  Aa2/AA+/AA+       5.07%   0.34%   1.000000  Mar 09

M         XS0184563541   (euro)45,000,000           (euro)0   (euro)45,000,000  A1/A+/AA          5.30%   0.57%   1.000000  Mar 09

C         XS0184563897   (euro)60,000,000           (euro)0   (euro)60,000,000  Baa1/A-/BBB+      5.80%   1.07%   1.000000  Mar 09

Series 3

A         XS0184565249   (GBP)468,000,000   (GBP)24,000,000   (GBP)444,000,000  Aaa/AAA/AAA       6.55%   0.16%   0.740000  Mar 09

B         XS0184566130    (GBP)23,000,000            (GBP)0    (GBP)23,000,000  Aa2/AA+/AA+       6.73%   0.34%   1.000000  Mar 09

M         XS0184566569    (GBP)10,000,000            (GBP)0    (GBP)10,000,000  A1/A+/AA          6.96%   0.57%   1.000000  Mar 09

C         XS0184567534    (GBP)20,000,000            (GBP)0    (GBP)20,000,000  Baa1/A-/BBB+      7.46%   1.07%   1.000000  Mar 09
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement
--------------------------------------------------------------------------------
                                                                      % of Notes    All of the notes issued by Granite Mortgages
                                                                     Outstanding    04-2 plc may be redeemed on the payment date
                                                                                    falling in June 2008 and any payment date
Class B and M Notes ((GBP) Equivalent)             (GBP)126,793,103        8.11%    thereafter if the New Basel Capital Accord
                                                                                    has been implemented in the United Kingdom.
Class C Notes ((GBP) Equivalent)                    (GBP)61,379,310        3.93%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement     (GBP)60,000,000        0.60%

Balance Brought Forward                             (GBP)60,000,000        0.60%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)3,186,674        0.03%

Funding Reserve Fund Top-up this Period*            -(GBP)3,186,674       -0.03%

Current Balance                                     (GBP)60,000,000        0.60%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------


Notes                   Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating
                                  Brought                                        Moodys/       Reference              Pool  Expected
          ISIN                    forward             Repaid        Outstanding  S&P/Fitch          Rate  Margin    factor  maturity

Series 1
A1        US38741WAA18                 $0                 $0                 $0  Aaa/AAA/AAA         N/A   0.04%  0.000000  N/A

A2        US38741WAB90                 $0                 $0                 $0  Aaa/AAA/AAA       5.66%   0.07%  0.000000  Sep 06

B         US38741WAC73                 $0                 $0                 $0  Aa2/AA+/AA        5.76%   0.17%  0.000000  Sep 06

M         US38741WAD56                 $0                 $0                 $0  A1/A+/A           5.87%   0.28%  0.000000  Sep 06

C         US38741WAE30                 $0                 $0                 $0  A3/A-/BBB+        6.29%   0.70%  0.000000  Sep 06

Series 2

A1        XS0193212825  (euro)989,700,593  (euro)101,444,219  (euro)888,256,374  Aaa/AAA/AAA       4.87%   0.14%  0.662878  Dec 10

A2        XS0193213807  (GBP)179,802,833     (GBP)18,429,774   (GBP)161,373,059  Aaa/AAA/AAA       6.53%   0.14%  0.661365  Dec 10

B         XS0193215414   (euro)67,899,538    (euro)6,959,696   (euro)60,939,842  Aa3/AA+/AA        5.00%   0.27%  0.662390  Dec 10

M         XS0193216578   (euro)39,476,477    (euro)4,046,335   (euro)35,430,142  A2/A+/A           5.13%   0.40%  0.662246  Dec 10

C         XS0193217030   (euro)65,530,948    (euro)6,716,916   (euro)58,814,032  Baa2/A-/BBB+      5.53%   0.80%  0.660832  Dec 10

Series 3

A         XS0193218350   (GBP)752,100,000             (GBP)0   (GBP)752,100,000  Aaa/AAA/AAA       6.55%   0.16%  1.000000  Jun 11

B         XS0193218863    (GBP)38,900,000             (GBP)0    (GBP)38,900,000  Aa2/AA+/AA        6.71%   0.32%  1.000000  Jun 11

M         XS0193219754    (GBP)26,500,000             (GBP)0    (GBP)26,500,000  A1/A+/A           6.86%   0.47%  1.000000  Jun 11

C         XS0193220927    (GBP)48,500,000             (GBP)0    (GBP)48,500,000  Baa1/A-/BBB+      7.24%   0.85%  1.000000  Jun 11
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement
--------------------------------------------------------------------------------
                                                                      % of Notes    All of the notes issued by Granite Mortgages
                                                                     Outstanding    04-2 plc may be redeemed on the payment date
                                                                                    falling in June 2008 and any payment date
Class B and M Notes ((GBP) Equivalent)             (GBP)130,957,812        7.54%    thereafter if the New Basel Capital Accord
                                                                                    has been implemented in the United Kingdom.
Class C Notes ((GBP) Equivalent)                    (GBP)88,509,546        5.09%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement     (GBP)44,900,000        0.45%

Balance Brought Forward                             (GBP)44,900,000        0.45%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)3,343,768        0.03%

Funding Reserve Fund Top-up this Period*            -(GBP)3,343,768       -0.03%

Current Balance                                     (GBP)44,900,000        0.45%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------




Notes                   Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Rating
                                  Brought                                       Moodys/       Reference               Pool  Expected
          ISIN                    forward            Repaid        Outstanding  S&P/Fitch          Rate   Margin    factor  maturity

Series 1
A1        US38741SAA06                 $0                $0                 $0  Aaa/AAA/AAA         N/A    0.06%  0.000000  N/A

A2        XS0201482766           (euro) 0          (euro) 0           (euro) 0  Aaa/AAA/AAA       4.80%    0.07%  0.000000  Dec 05

A3        US38741SAB88                 $0                $0                 $0  Aaa/AAA/AAA       5.69%    0.10%  0.000000  Mar 07

B         US38741SAC61                 $0                $0                 $0  Aa3/AA+/AA        5.75%    0.16%  0.000000  Mar 07

M         US38741SAD45                 $0                $0                 $0  A2/A+/A           5.86%    0.27%  0.000000  Mar 07

C         US38741SAE28                 $0                $0                 $0  Baa2/A-/BBB+      6.18%    0.59%  0.000000  Mar 07

Series 2

A1        US38741SAF92       $607,544,621       $74,382,246       $533,162,375  Aaa/AAA/AAA       5.73%    0.14%  0.747040  Mar 10

A2        XS0201483228  (euro)681,136,092  (euro)83,392,118  (euro)597,743,974  Aaa/AAA/AAA       4.87%    0.14%  0.747040  Mar 10

B         XS0201483657   (euro)63,333,781   (euro)7,754,013   (euro)55,579,768  Aa1/AA+/AA        5.01%    0.28%  0.069462  Mar 10

M         XS0201484036   (euro)49,287,983   (euro)6,034,373   (euro)43,253,610  Aa3/A+/A          5.10%    0.37%  0.747040  Mar 10

C         XS0201485355  (euro)118,367,773  (euro)14,491,875  (euro)103,875,898  Baa2/A-/BBB+      5.53%    0.80%  0.747040  Mar 10

Series 3

A1        XS0201486320   (GBP)411,250,000            (GBP)0   (GBP)411,250,000  Aaa/AAA/AAA       6.57%    0.18%  2.957569  Sept 11

                                                                                                           Fixed
                                                                                                           until
A2        XS0201565628   (GBP)600,000,000            (GBP)0   (GBP)600,000,000  Aaa/AAA/AAA      5.515%  09/2011  4.314995  Sept 11

B         XS0201486833    (GBP)54,350,000            (GBP)0    (GBP)54,350,000  Aa1/AA+/AA        6.74%    0.35%  0.390867  Sept 11

M         XS0201487211    (GBP)42,250,000            (GBP)0    (GBP)42,250,000  Aa3/A+/A          6.84%    0.45%  0.303848  Sept 11

C         XS0201487567    (GBP)99,450,000            (GBP)0    (GBP)99,450,000  Baa1/A-/BBB+      7.27%    0.88%  0.715210  Sept 11
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement
--------------------------------------------------------------------------------
                                                                      % of Notes     All of the notes issued by Granite Mortgages
                                                                     Outstanding     04-3 plc may be redeemed on the payment date
                                                                                     falling in June 2008 and any payment date
Class B and M Notes ((GBP) Equivalent)             (GBP)164,063,057        8.00%     thereafter if the New Basel Capital Accord
                                                                                     has been implemented in the United Kingdom.
Class C Notes ((GBP) Equivalent)                   (GBP)170,355,050        8.31%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement     (GBP)48,000,000        0.48%

Balance Brought Forward                             (GBP)48,000,000        0.48%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                            (GBP)3,649,668        0.04%

Funding Reserve Fund Top-up this Period*                (3,649,668)       -0.04%

Current Balance                                     (GBP)48,000,000        0.48%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward            (GBP)108,699,983        1.08%

Excess spread this period                           (GBP)10,180,110        0.10%

Repayment of start up loan interest                -(GBP)13,197,534       -0.13%

Funding reserve Balance carried forward            (GBP)105,682,559        1.05%

Funding Reserve %                                              1.0%           NA
--------------------------------------------------------------------------------



Notes                   Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Rating
                                    Brought                                     Moodys/       Reference              Pool  Expected
          ISIN                      forward        Repaid          Outstanding  S&P/Fitch          Rate  Margin    factor  maturity
A1        US38741YAA73                   $0            $0                   $0  Aaa/AAA/AAA      5.536%   0.04%  0.000000  Sept 06

A2        XS0210928866              (euro)0       (euro)0              (euro)0  Aaa/AAA/AAA       4.77%   0.04%  0.000000  Sept 06

A3        US38741YAB56         $550,000,000  $275,000,000         $275,000,000  Aaa/AAA/AAA       5.67%   0.08%  0.250000  Dec 07

A4        US38741YAC30       $1,100,000,000            $0       $1,100,000,000  Aaa/AAA/AAA       5.69%   0.10%  1.000000  Mar 10

A5        XS0210929161  (euro)1,500,000,000       (euro)0  (euro)1,500,000,000  Aaa/AAA/AAA       4.82%   0.09%  1.000000  Mar 10

A6        XS0210925847     (GBP)750,000,000        (GBP)0     (GBP)750,000,000  Aaa/AAA/AAA       6.51%   0.12%  1.000000  Mar 10

B1        US38741YAD13                   $0            $0                   $0  Aa3/AA/AA         5.72%   0.13%  0.000000  Dec 06

B2        XS0210929591    (euro) 80,000,000       (euro)0     (euro)80,000,000  Aa3/AA/AA         4.92%   0.19%  1.000000  Mar 10

B3        XS0210925920      (GBP)55,000,000        (GBP)0      (GBP)55,000,000  Aa3/AA/AA         6.58%   0.19%  1.000000  Mar 10

M1        US38741YAE95                   $0            $0                   $0  A2/A/A            5.82%   0.23%  0.000000  Dec 06

M2        XS0210929757    (euro) 79,000,000       (euro)0     (euro)79,000,000  A2/A/A            5.01%   0.28%  1.000000  Mar 10

M3        XS0210926225      (GBP)55,000,000        (GBP)0      (GBP)55,000,000  A2/A/A            6.67%   0.28%  1.000000  Mar 10

C2        XS0210929914    (euro) 139,000,000      (euro)0    (euro)139,000,000  Baa2/BBB/BBB     5.291%   0.56%  1.000000  Mar 10

C3        XS0210926571      (GBP)60,000,000        (GBP)0      (GBP)60,000,000  Baa2/BBB/BBB      6.95%   0.56%  1.000000  Mar 10
------------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel
Capital Accord has been implemented in the United Kingdom.




Notes                   Granite Master Issuer plc - Series 2005-2

----------------------------------------------------------------------------------------------------------------------------------
                                    Brought                                Rating            Reference              Pool  Expected
          ISIN                      forward   Repaid          Outstanding  Moodys/S&P/Fitch       Rate  Margin    factor  maturity

A1        US38741YAF60                   $0       $0                   $0  Aaa/AAA/AAA           5.54%   0.04%  0.000000  Feb 07

A2        XS0220176084               (GBP)0   (GBP)0               (GBP)0  Aaa/AAA/AAA           6.70%   0.05%  0.000000  Feb 07

A3        XS0220174469              (euro)0  (euro)0              (euro)0  Aaa/AAA/AAA           4.62%   0.05%  0.000000  Feb 07

A4        US38741YAG44         $438,420,392       $0         $438,420,392  Aaa/AAA/AAA           5.59%   0.08%  0.548025  Feb 08

A5        XS0220174543    (euro)800,000,000  (euro)0    (euro)800,000,000  Aaa/AAA/AAA           4.71%   0.14%  1.000000  May 10

A6        US38741YAH27       $1,250,000,000       $0       $1,250,000,000  Aaa/AAA/AAA           5.64%   0.13%  1.000000  May 10

A7        XS0220172257     (GBP)530,200,000   (GBP)0     (GBP)530,200,000  Aaa/AAA/AAA           6.81%   0.16%  1.000000  May 10

A8        XS0220486277     (GBP)250,000,000   (GBP)0     (GBP)250,000,000  Aaa/AAA/AAA           6.81%   0.16%  1.000000  May 10

B1        US38741YAJ82                   $0       $0                   $0  Aa3/AA/AA             5.65%   0.14%  0.000000  May 07

B2        XS0220173909     (euro)62,000,000  (euro)0     (euro)62,000,000  Aa3/AA/AA             4.77%   0.20%  1.000000  May 10

B3        XS0220175862      (GBP)35,100,000   (GBP)0      (GBP)35,100,000  Aa3/AA/AA             6.85%   0.20%  1.000000  May 10

M1        US38741YAK55                   $0       $0                   $0  A2/A/A                5.75%   0.24%  0.000000  May 07

M2        XS0220172927     (euro)70,000,000  (euro)0     (euro)70,000,000  A2/A/A                4.87%   0.30%  1.000000  May 10

M3        XS0220174972      (GBP)28,100,000   (GBP)0      (GBP)28,100,000  A2/A/A              6.9663%   0.32%  1.000000  May 10

C1        US38741YAL39          $90,000,000       $0          $90,000,000  Baa2/BBB/BBB          6.01%   0.50%  1.000000  May 08

C2        XS0220173651    (euro)131,700,000  (euro)0    (euro)131,700,000  Baa2/BBB/BBB          5.12%   0.55%  1.000000  May 10
----------------------------------------------------------------------------------------------------------------------------------




Notes                   Granite Master Issuer plc - Series 2005-3

----------------------------------------------------------------------------------------------------------------------------------
                                    Brought                                Rating            Reference              Pool  Expected
          ISIN                      forward   Repaid          Outstanding  Moodys/S&P/Fitch       Rate  Margin    factor  maturity


A1        US38741YAM12       $1,000,000,000       $0       $1,000,000,000  Aaa/AAA/AAA           5.50%   0.00%  1.000000  Aug 10

----------------------------------------------------------------------------------------------------------------------------------



Notes                   Granite Master Issuer plc - Series 2005-4

----------------------------------------------------------------------------------------------------------------------------------
                                    Brought                                Rating            Reference              Pool  Expected
          ISIN                      forward   Repaid          Outstanding  Moodys/S&P/Fitch       Rate  Margin    factor  maturity

A1        US38741YAN94                   $0       $0                   $0  Aaa/AAA/AAA           5.53%   0.03%  0.000000  May 07

A2        XS0229614036              (euro)0  (euro)0              (euro)0  Aaa/AAA/AAA          4.614%   0.04%  0.000000  May 07

A3        US38741YAP43         $851,798,505       $0         $851,798,505  Aaa/AAA/AAA           5.58%   0.07%  0.854705  Aug 08

A5        XS0229614200  (euro)1,357,300,000  (euro)0  (euro)1,357,300,000  Aaa/AAA/AAA           4.67%   0.10%  1.000000  Aug 10

A6        XS0229614465     (GBP)815,400,000   (GBP)0     (GBP)815,400,000  Aaa/AAA/AAA           6.77%   0.12%  1.000000  Aug 12

B1        US38741YAR09                   $0       $0                   $0  Aa3/AA/AA             5.63%   0.12%  0.000000  Aug 07

B2        US38741YAS81          $38,500,000       $0          $38,500,000  Aa3/AA/AA             5.69%   0.18%  1.000000  Nov 08

B3        XS0229614549      (GBP)19,000,000   (GBP)0      (GBP)19,000,000  Aa3/AA/AA             6.83%   0.18%  1.000000  Aug 10

B4        XS0229614895     (euro)56,900,000  (euro)0     (euro)56,900,000  Aa3/AA/AA             4.75%   0.18%  1.000000  Aug 10

M1        US38741YAT64                   $0       $0                   $0  A2/A/A                5.73%   0.22%  0.000000  Aug 07

M2        US38741YAU38          $36,300,000       $0          $36,300,000  A2/A/A                5.79%   0.28%  1.000000  Nov 08

M3        XS0229614978      (GBP)30,000,000   (GBP)0      (GBP)30,000,000  A2/A/A                6.93%   0.28%  1.000000  Aug 10

M4        XS0229615272     (euro)51,000,000  (euro)0     (euro)51,000,000  A2/A/A                4.85%   0.28%  1.000000  Aug 10

C1        US38741YAV11                   $0       $0                   $0  Baa2/BBB/BBB          5.94%   0.43%  0.000000  Aug 07

C2        US38741YAW93          $44,600,000       $0          $44,600,000  Baa2/BBB/BBB          6.06%   0.55%  1.000000  Nov 08

C3        XS0229615439      (GBP)10,000,000   (GBP)0      (GBP)10,000,000  Baa2/BBB/BBB          7.20%   0.55%  1.000000  Aug 10

C4        XS0229615603     (euro)76,100,000  (euro)0     (euro)76,100,000  Baa2/BBB/BBB          5.12%   0.55%  1.000000  Aug 10
----------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Rating
          ISIN         ISIN                     Brought                             Moodys/      Reference            Pool  Expected
          Reg S        144A                     forward  Repaid         Outstanding S&P/Fitch         Rate Margin   factor  maturity

A1        USG4144BE89  US38741YBG35        $776,100,000      $0        $776,100,000 Aaa/AAA/AAA      5.47% -0.03% 1.000000  Nov 09

A2        XS0240602176 XS0240670413    (euro)52,966,819 (euro)0    (euro)52,966,819 Aaa/AAA/AAA      4.61%  0.04% 0.060777  Nov 07

A3        XS0240602507 XS0240670504     (GBP)12,155,323  (GBP)0     (GBP)12,155,323 Aaa/AAA/AAA      6.69%  0.04% 0.060777  Nov 07

A4        USG41441BF54 US38741YBH18         $68,373,792      $0         $68,373,792 Aaa/AAA/AAA      5.54%  0.04% 0.060777  Nov 07

A5        USG41441BG38 US38741YBJ73      $1,552,200,000      $0      $1,552,200,000 Aaa/AAA/AAA      5.58%  0.07% 1.000000  Nov 09

A6        XS0240602929 XS0240670686 (euro)1,900,000,000 (euro)0 (euro)1,900,000,000 Aaa/AAA/AAA      4.67%  0.10% 1.000000  Feb 11

A7        XS0240603067 XS0240670843    (GBP)400,000,000  (GBP)0    (GBP)400,000,000 Aaa/AAA/AAA      6.77%  0.12% 1.000000  Feb 13

A8        XS024063653  XS0240671148    (GBP)950,000,000  (GBP)0    (GBP)950,000,000 Aaa/AAA/AAA      6.77%  0.12% 1.000000  Feb 13

B1        USG41441BH11 US38741YBK47         $91,200,000      $0         $91,200,000 Aa3/AA/AA        5.64%  0.13% 1.000000  Nov 07

B2        USG41441BJ76 US38741YBL20         $84,100,000      $0         $84,100,000 Aa3/AA/AA        5.68%  0.17% 1.000000  Aug 10

B3        XS0240606169 XS0240671494     (GBP)25,000,000  (GBP)0     (GBP)25,000,000 Aa3/AA/AA        6.83%  0.18% 1.000000  Feb 11

B4        XS0240606755 XS0240671650    (euro)94,500,000 (euro)0    (euro)94,500,000 Aa3/AA/AA        4.75%  0.18% 1.000000  Feb 11

M1        USG41441BK40 US38741YBM03         $81,400,000      $0         $81,400,000 A2/A/A           5.74%  0.23% 1.000000  Nov 07

M2        USG41441BL23 US38741YBN85         $79,200,000      $0         $79,200,000 A2/A/A           5.80%  0.29% 1.000000  May 10

M3        XS0240607480 XS0240671734     (GBP)33,500,000  (GBP)0     (GBP)33,500,000 A2/A/A           6.95%  0.30% 1.000000  Feb 11

M4        XS0240607720 XS0240671817    (euro)97,700,000 (euro)0    (euro)97,700,000 A2/A/A           4.87%  0.30% 1.000000  Feb 11

C2        USG41441BM06 US38741YBP34        $132,400,000      $0        $132,400,000 Baa2/BBB/BBB     6.11%  0.60% 1.000000  May 10

C3        XS0240608371 XS0240671908     (GBP)44,200,000  (GBP)0     (GBP)44,200,000 Baa2/BBB/BBB     7.25%  0.60% 1.000000  Feb 11

C4        XS0240608702 XS0240672039   (euro)129,000,000 (euro)0   (euro)129,000,000 Baa2/BBB/BBB     5.17%  0.60% 1.000000  Feb 11
------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2006-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Rating
                                    Brought                                        Moodys/      Reference              Pool Expected
          ISIN                      forward            Repaid          Outstanding S&P/Fitch         Rate   Margin   factor maturity

A1        US38741YBQ17         $214,780,153                $0         $214,780,153 Aaa/AAA/AAA      5.51%    0.01% 0.265161 Jan 08

A2        XS0252419832     (euro)79,548,205           (euro)0     (euro)79,548,205 Aaa/AAA/AAA     4.251%    0.03% 0.265161 Jan 08

A3        XS0252425995      (GBP)18,561,248            (GBP)0      (GBP)18,561,248 Aaa/AAA/AAA      6.07%    0.03% 0.265161 Jan 08

A4        US38741YBR99       $1,275,000,000                $0       $1,275,000,000 Aaa/AAA/AAA      5.40%    0.04% 1.000000 Jul 10

A5        XS0252421499  (euro)1,360,000,000           (euro)0  (euro)1,360,000,000 Aaa/AAA/AAA      4.32%    0.10% 1.000000 Oct 11

A6        XS0252427009     (GBP)500,000,000            (GBP)0     (GBP)500,000,000 Aaa/AAA/AAA      6.15%    0.11% 1.000000 Jul 13

B1        US38741YBS72          $29,000,000                $0          $29,000,000 Aa3/AA/AA        5.44%    0.08% 1.000000 Apr 08

B2        US38741YBT55          $36,000,000                $0          $36,000,000 Aa3/AA/AA        5.50%    0.14% 1.000000  Jul 11

B3        XS0252428072     (euro)37,500,000           (euro)0     (euro)37,500,000 Aa3/AA/AA        4.36%    0.14% 1.000000 Jul 11

M1        US38741YBU29          $25,000,000                $0          $25,000,000 A2/A/A           5.54%    0.18% 1.000000 Apr 08

M2        US38741YBV02          $25,000,000                $0          $25,000,000 A2/A/A           5.59%    0.23% 1.000000 Jul 11

M3        XS0252429047     (euro)35,000,000           (euro)0     (euro)35,000,000 A2/A/A           4.45%    0.23% 1.000000 Jul 11

M4        XS0252423198      (GBP)10,000,000            (GBP)0      (GBP)10,000,000 A2/A/A           6.27%    0.23% 1.000000 Jul 11

C2        US38741YBW84          $75,000,000                $0          $75,000,000 Baa2/BBB/BBB     5.83%    0.47% 1.000000 Jul 11

C3        XS0252430136     (euro)55,000,000           (euro)0     (euro)55,000,000 Baa2/BBB/BBB     4.69%    0.47% 1.000000 Jul 11

C4        XS0252423941      (GBP)12,000,000            (GBP)0      (GBP)12,000,000 Baa2/BBB/BBB     6.51%    0.47% 1.000000 Jul 11
------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2006-3

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Rating
                                    Brought                                        Moodys/      Reference              Pool Expected
          ISIN                      forward            Repaid          Outstanding S&P/Fitch         Rate   Margin   factor maturity

A1        US38741YBX67         $486,980,000                $0         $486,980,000 Aaa/AAA/AAA      5.52%    0.02% 0.486980 Apr 08

A2        XS0267966959   (euro) 404,193,400           (euro)0    (euro)404,193,400 Aaa/AAA/AAA     4.261%    0.04% 0.486980 Jul 08

A3        US38741YBZ16       $1,800,000,000                $0       $1,800,000,000 Aaa/AAA/AAA      5.40%    0.04% 1.000000 Apr 10

A4        US38741YCA55       $1,000,000,000                $0       $1,000,000,000 Aaa/AAA/AAA      5.48%   -0.02% 1.000000 Oct 12

A5        XS0267967924 (euro) 1,250,000,000           (euro)0  (euro)1,250,000,000 Aaa/AAA/AAA      4.33%    0.11% 1.000000 Oct 12

A6        XS0267968658     (GBP)700,000,000            (GBP)0     (GBP)700,000,000 Aaa/AAA/AAA      6.15%    0.11% 1.000000 Oct 12

A7        US38741YCD94       $1,750,000,000                $0       $1,750,000,000 Aaa/AAA/AAA      5.46%    0.10% 1.000000 Oct 12

B1        US38741YCE77          $70,000,000                $0          $70,000,000 Aa3/AA/AA        5.45%    0.09% 1.000000 Oct 08

B2        US38741YCF43         $182,000,000                $0         $182,000,000 Aa3/AA/AA        5.53%    0.17% 1.000000 Oct 12

B3        XS0268037131    (euro) 30,000,000           (euro)0     (euro)30,000,000 Aa3/AA/AA        4.38%    0.16% 1.000000 Oct 12

M1        US38741YCJ64          $90,000,000                $0          $90,000,000 A2/A/A           5.54%    0.18% 1.000000 Oct 08

M2        US38741YCK38         $100,000,000                $0         $100,000,000 A2/A/A           5.64%    0.28% 1.000000 Oct 12

M3        XS0268038451    (euro) 47,000,000           (euro)0     (euro)47,000,000 A2/A/A           4.49%    0.27% 1.000000 Oct 12

M4        XS0268038964      (GBP)10,000,000            (GBP)0      (GBP)10,000,000 A2/A/A           6.31%    0.27% 1.000000 Oct 12

C2        US38741YCP25          $60,000,000                $0          $60,000,000 Baa2/BBB/BBB     5.86%    0.50% 1.000000 Oct 12

C3        XS0268039699   (euro) 137,000,000           (euro)0    (euro)137,000,000 Baa2/BBB/BBB     4.72%    0.50% 1.000000 Oct 12
------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2006-4

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Rating
                                    Brought                                        Moodys/      Reference              Pool Expected
          ISIN                      forward            Repaid          Outstanding S&P/Fitch         Rate   Margin   factor maturity

A1        US38741YCS63         $429,356,778       $93,614,351         $335,742,427 Aaa/AAA/AAA      5.53%    0.03% 0.516527 Dec-11

A2        XS0275943958   (euro) 132,109,779 (euro) 28,804,416   (euro) 103,305,363 Aaa/AAA/AAA     4.771%    0.04% 0.516527 Dec-11

A3        XS0275944097     (GBP)231,192,111   (GBP)50,407,727     (GBP)180,784,384 Aaa/AAA/AAA      6.43%    0.04% 0.516527 Dec-11

A4        US38741YDB20         $704,300,000                $0         $704,300,000 Aaa/AAA/AAA      5.64%    0.05% 1.000000 Dec-11

A5        CA38741YDD81      CAD 350,000,000             CAD 0      CAD 350,000,000 Aaa/AAA/AAA      4.99%    0.07% 1.000000 Dec-11

A6        US38741YDC03       $1,130,000,000                $0       $1,130,000,000 Aaa/AAA/AAA      5.68%    0.09% 1.000000 Dec-11

A7        XS0275944766 (euro) 1,135,000,000          (euro) 0 (euro) 1,135,000,000 Aaa/AAA/AAA      4.84%    0.11% 1.000000 Dec-11

A8        XS0276823167     (GBP)300,000,000            (GBP)0     (GBP)300,000,000 Aaa/AAA/AAA      6.50%    0.11% 1.000000 Dec-11

B1        US38741YCV92          $60,600,000                $0          $60,600,000 Aa3/AA/AA        5.68%    0.09% 1.000000 Dec-11

B3        XS0275945730    (euro) 62,500,000          (euro) 0    (euro) 62,500,000 Aa3/AA/AA        4.92%    0.19% 1.000000 Dec-11

M1        US38741YCX58          $47,800,000                $0          $47,800,000 A2/A/A           5.76%    0.17% 1.000000 Dec-11

M2        US38741YCY32          $10,000,000                $0          $10,000,000 A2/A/A           5.88%    0.29% 1.000000 Dec-11

M3        XS0275946621    (euro) 84,400,000          (euro) 0    (euro) 84,400,000 A2/A/A           5.02%    0.29% 1.000000 Dec-11

C1        US38741YCZ07          $32,600,000                $0          $32,600,000 Baa2/BBB/BBB     5.97%    0.38% 1.000000 Dec-11

C2        US38741YDA47          $15,000,000                $0          $15,000,000 Baa2/BBB/BBB     6.07%    0.48% 1.000000 Dec-11

C3        XS0275947512    (euro) 62,800,000          (euro) 0    (euro) 62,800,000 Baa2/BBB/BBB     5.21%    0.48% 1.000000 Dec-11
------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2007-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Rating
                                    Brought                                        Moodys/      Reference              Pool Expected
          ISIN                      forward            Repaid          Outstanding S&P/Fitch         Rate   Margin   factor maturity

1A1       US38741YDE68       $1,079,736,082      $260,182,503         $819,553,579 Aaa/AAA/AAA      5.53% 0.03000% 0.607077 Jun-10

1A3       XS0284070504     (GBP)359,912,027   (GBP)86,727,501     (GBP)273,184,526 Aaa/AAA/AAA      6.42% 0.03000% 0.607077 Jun-10

2A1       US38741YDF34       $1,450,000,000                $0       $1,450,000,000 Aaa/AAA/AAA      5.66% 0.07000% 1.000000 Jun-10

3A1       US38741YDG17       $1,500,000,000                $0       $1,500,000,000 Aaa/AAA/AAA      5.69% 0.10000% 1.000000 Jun-12

3A2       XS0284071908 (euro) 1,650,000,000          (euro) 0 (euro) 1,650,000,000 Aaa/AAA/AAA      4.83% 0.10000% 1.000000 Jun-12

4A1       US38741YDH99       $1,000,000,000                $0       $1,000,000,000 Aaa/AAA/AAA      5.70% 0.11000% 1.000000 Jun-12

5A1       XS0284076295     (GBP)650,000,000            (GBP)0     (GBP)650,000,000 Aaa/AAA/AAA      6.50% 0.11000% 1.000000 Jun-12

6A1       XS0284077186     (GBP)500,000,000            (GBP)0     (GBP)500,000,000 Aaa/AAA/AAA      5.60% 0.00000% 1.000000 Dec-13

1B1       US38741YDJ55          $84,000,000                $0          $84,000,000 Aa3/AA/AA        5.66% 0.07000% 1.000000 Jun-10

2B1       US38741YDK29          $80,000,000                $0          $80,000,000 Aa3/AA/AA        5.71% 0.12000% 1.000000 Jun-10

3B1       XS0284072468   (euro) 167,000,000          (euro) 0   (euro) 167,000,000 Aa3/AA/AA        4.90% 0.17000% 1.000000 Jun-12

3B2       XS0284073193      (GBP)25,000,000            (GBP)0      (GBP)25,000,000 Aa3/AA/AA        6.56% 0.17000% 1.000000 Jun-12

1M1       US38741YDL02          $84,000,000                $0          $84,000,000 A2/A/A           5.74% 0.15000% 1.000000 Jun-10

2M1       US38741YDM84          $80,000,000                $0          $80,000,000 A2/A/A           5.84% 0.25000% 1.000000 Jun-10

3M1       XS0284073607   (euro) 131,000,000          (euro) 0   (euro) 131,000,000 A2/A/A           5.00% 0.27000% 1.000000 Jun-12

3M2       XS0284074167      (GBP)40,000,000            (GBP)0      (GBP)40,000,000 A2/A/A           6.66% 0.27000% 1.000000 Jun-12

1C1       US38741YDN67          $94,600,000                $0          $94,600,000 Baa2/BBB/BBB     5.89% 0.30000% 1.000000 Jun-10

2C1       US38741YDP16          $30,000,000                $0          $30,000,000 Baa2/BBB/BBB     6.02% 0.43000% 1.000000 Jun-10

2C2       XS0284071221    (euro) 30,000,000          (euro) 0    (euro) 30,000,000 Baa2/BBB/BBB     5.18% 0.45000% 1.000000 Jun-10

3C1       XS0284081618   (euro) 265,000,000          (euro) 0   (euro) 265,000,000 Baa2/BBB/BBB     5.23% 0.50000% 1.000000 Jun-12

3C2       XS0284075560      (GBP)36,000,000            (GBP)0      (GBP)36,000,000 Baa2/BBB/BBB     6.89% 0.50000% 1.000000 Jun-12

------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2007-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                          Brought                                 Moodys/      Reference               Pool Expected
                ISIN                      forward    Repaid           Outstanding S&P/Fitch         Rate    Margin   factor maturity

Series 07-2 1A1 US38741YDQ98       $1,060,000,000        $0        $1,060,000,000 Aaa/AAA/AAA      5.78%  0.03000% 1.000000 Apr-12

Series 07-2 1A2 XS0298974337   (euro) 325,000,000  (euro) 0    (euro) 325,000,000 Aaa/AAA/AAA      4.25%  0.04000% 1.000000 Apr-12

Series 07-2 1A3 XS0298979138     (GBP)150,000,000    (GBP)0      (GBP)150,000,000 Aaa/AAA/AAA      6.07%  0.04000% 1.000000 Apr-12

Series 07-2 2A1 US38741YDR71       $1,025,000,000        $0        $1,025,000,000 Aaa/AAA/AAA      5.40%  0.04000% 1.000000 Apr-12

Series 07-2 2A2 CA38741YEC99      CAD 500,000,000     CAD 0       CAD 500,000,000 Aaa/AAA/AAA      5.15%  0.09000% 1.000000 Apr-12

Series 07-2 3A1 US38741YDS54       $1,100,000,000        $0        $1,100,000,000 Aaa/AAA/AAA      5.45%  0.09000% 1.100000 Apr-12

Series 07-2 3A2 XS0298974840 (euro) 1,000,000,000  (euro) 0  (euro) 1,000,000,000 Aaa/AAA/AAA      4.31%  0.10000% 1.000000 Apr-12

Series 07-2 4A1 US38741YDT38       $1,000,000,000        $0        $1,000,000,000 Aaa/AAA/AAA      5.73% -0.02000% 1.000000 Apr-12

Series 07-2 4A2 XS0298980060     (GBP)650,000,000    (GBP)0      (GBP)650,000,000 Aaa/AAA/AAA      6.14%  0.11000% 1.000000 Apr-13

Series 07-2 1B1 US38741YDU01          $66,500,000        $0           $66,500,000 Aa3/AA/AA        5.44%  0.08000% 1.000000 Apr-12

Series 07-2 2B1 US38741YDV83          $53,500,000        $0           $53,500,000 Aa3/AA/AA        5.48%  0.12000% 1.000000 Apr-12

Series 07-2 3B1 US38741YDW66          $35,000,000        $0           $35,000,000 Aa3/AA/AA        5.52%  0.16000% 1.000000 Apr-12

Series 07-2 3B2 XS0298975813   (euro) 100,000,000  (euro) 0    (euro) 100,000,000 Aa3/AA/AA        4.37%  0.16000% 1.000000 Apr-12

Series 07-2 3B3 XS0298980813      (GBP)53,000,000    (GBP)0       (GBP)53,000,000 Aa3/AA/AA        6.19%  0.16000% 1.000000 Apr-12

Series 07-2 1M1 US38741YDX40          $64,000,000        $0           $64,000,000 A2/A/A           5.52%  0.16000% 1.000000 Apr-12

Series 07-2 2M1 US38741YDY23          $52,000,000        $0           $52,000,000 A2/A/A           5.60%  0.24000% 1.000000 Apr-12

Series 07-2 3M2 XS0298976621   (euro) 162,000,000  (euro) 0    (euro) 162,000,000 A2/A/A           4.50%  0.29000% 1.000000 Apr-12

Series 07-2 3M3 XS0298981621      (GBP)20,000,000    (GBP)0       (GBP)20,000,000 A2/A/A           6.32%  0.29000% 1.000000 Apr-12

Series 07-2 2C1 US38741YEA38          $50,000,000        $0           $50,000,000 Baa2/BBB/BBB     5.79%  0.43000% 1.000000 Apr-12

Series 07-2 2C2 XS0298977512    (euro) 52,000,000  (euro) 0     (euro) 52,000,000 Baa2/BBB/BBB     4.64%  0.43000% 1.000000 Apr-12

Series 07-2 3C2 XS0298978320    (euro) 84,500,000  (euro) 0     (euro) 84,500,000 Baa2/BBB/BBB     4.70%  0.49000% 1.000000 Apr-12

Series 07-2 3C3 XS0298984641      (GBP)60,000,000    (GBP)0       (GBP)60,000,000 Baa2/BBB/BBB     6.52%  0.49000% 1.000000 Apr-12

------------------------------------------------------------------------------------------------------------------------------------


Notes                   Granite Master Issuer plc - Series 2007-3

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                              Brought                                             Moodys/     Reference               Pool  Expected
               ISIN           forward                Repaid           Outstanding S&P/Fitch        Rate   Margin    factor  maturity

Series 07-3 1A XS0320662751 (GBP)0.00 (GBP)1,000,000,000.00 (GBP)1,000,000,000.00 Aaa/AAA/AAA     7.07% 0.40000%  1.000000  Nov-10

Series 07-3 1B XS0320662165 (GBP)0.00    (GBP)40,500,000.00    (GBP)40,500,000.00 Aa3/AA/AA       7.42% 0.75000%  1.000000  Nov-10

Series 07-3 1M XS0320661191 (GBP)0.00    (GBP)40,500,000.00    (GBP)40,500,000.00 A2/A/A          7.92% 1.25000%  1.000000  Nov-10

Series 07-3 2A XS0320662249 (GBP)0.00 (GBP)3,600,000,000.00 (GBP)3,600,000,000.00 Aaa/AAA/AAA     7.17% 0.50000%  1.000000  Nov-10

Series 07-3 2B XS0320661357 (GBP)0.00    (GBP)92,500,000.00    (GBP)92,500,000.00 Aa3/AA/AA       7.67% 1.00000%  1.000000  Nov-10

Series 07-3 2M XS0320663486 (GBP)0.00   (GBP)119,000,000.00   (GBP)119,000,000.00 A2/A/A          8.27% 1.60000%  1.000000  Nov-10

Series 07-3 2C XS0320660037 (GBP)0.00   (GBP)140,000,000.00   (GBP)140,000,000.00 Baa2/BBB/BBB    8.92% 2.25000%  1.000000  Nov-10

------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------
                                                          % of Notes
                                                         Outstanding

Class A Notes ((GBP) Equivalent)    (GBP)34,599,455,352       89.42%

Class B Notes ((GBP) Equivalent)     (GBP)1,429,449,378        3.69%

Class M Notes ((GBP) Equivalent)     (GBP)1,312,166,184        3.39%

Class C Notes ((GBP) Equivalent)     (GBP)1,484,322,554        3.84%

--------------------------------------------------------------------


Subordination Levels

--------------------------------------------------------------------
                                                Current     Required

Class A Notes                                    12.64%       11.60%

Class B Notes                                     8.95%        8.30%

Class M Notes                                     5.56%        5.11%

Class C Notes                                     1.72%        1.85%

--------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.


-------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                          1.65%

Programme Reserve Required Amount                                         (GBP)638,425,000  1.72%

Balance Brought Forward                                                   (GBP)583,598,000  1.57%

Drawings this Period                                                                (GBP)0  0.00%

*Additions this period                                                     (GBP)54,827,000  0.15%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund         (GBP)638,425,000  1.72%

Excess Spread this Period                                                  (GBP)16,537,701  0.04%

-------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                               S&P                  Moody's             Fitch
Dollar and Euro currency swap agreements:
Initial downgrade trigger                           Short term A1+                  P-1                 F1
                                                               -----------------    ---------------     ----------------
                                                    Long term  N/A                  A1                  A1
                                                               -----------------    ---------------     ----------------

Subsequent downgrade trigger                        Short term N/A                  P-2                 F2
                                                               -----------------    ---------------     ----------------
                                                    Long term  BBB-                 A3                  BBB+
                                                               -----------------    ---------------     ----------------

Second subsequent downgrade                         Short term N./A                 N/A                 F3
                                                               -----------------    ---------------     ----------------
                                                    Long term  N/A                  N/A                 BBB-
                                                               -----------------    ---------------     ----------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                                    Short term A-1+                 P-1                 F1
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA-                  Aa3                 AA-
                                                               -----------------    ---------------     ----------------

Barclays Bank PLC                                   Short term A-1+                 P-1                 F1
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA+                  Aa1                 AA-
                                                               -----------------    ---------------     ----------------

HSBC                                                Short term A-1+                 P-1                 F1
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA-                  Aa2                 AA
                                                               -----------------    ---------------     ----------------

                                                               -----------------    ---------------     ----------------
Citigroup Global markets Limited                    Short term A-1+                 P-1                 F1
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA-                  Aa1                 AA+
                                                               -----------------    ---------------     ----------------

Swiss Re                                            Short term A-1+                 P-1                 A-1+
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA                   Aa2                 AA
                                                               -----------------    ---------------     ----------------

UBS AG                                              Short term A-1+                 P-1                 N/A
                                                               -----------------    ---------------     ----------------
                                                    Long term  AA+                  Aa2                 N/A
                                                               -----------------    ---------------     ----------------

AIG                                                 Short term Not applicable       Not applicable      Not applicable
                                                               -----------------    ---------------     ----------------
                                                    Long term  Not applicable       Not applicable      Not applicable
                                                               -----------------    ---------------     ----------------

------------------------------------------------------------------------------------------------------------------------